Principal alliances	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Principal alliances	C/ Principal alliances
C.1. Alliance arrangements with Regeneron Pharmaceuticals, Inc. (Regeneron)
Collaboration agreements on human therapeutic antibodies
In November 2007, Sanofi and Regeneron signed two agreements (amended in November 2009) relating to human therapeutic antibodies: (i) the Discovery and Preclinical Development Agreement, and (ii) the License and Collaboration Agreement, relating to clinical development and commercialization. Under the License and Collaboration Agreement, Sanofi had an option to develop and commercialize antibodies discovered by Regeneron under the Discovery and Preclinical Development Agreement.
Discovery and development
Because Sanofi decided not to exercise its option to extend the Discovery and Preclinical Development Agreement, that agreement expired on December 31, 2017.
As a result of Sanofi’s exercise of an option with respect to an antibody under the Discovery and Preclinical Development
Agreement, such antibody became a “Licensed Product” under the License and Collaboration Agreement, pursuant to which
Sanofi and Regeneron co-develop the antibody with Sanofi initially being wholly responsible for funding the development program. On receipt of the first positive Phase 3 study results for any antibody being developed under the License and
Collaboration Agreement, the subsequent development costs for that antibody are split 80% Sanofi, 20% Regeneron. Amounts received from Regeneron under the License and Collaboration Agreement are recognized by Sanofi as a reduction in the line item Research and development expenses. Co-development with Regeneron of the antibodies Dupixent, Kevzara and
REGN3500 (SAR440340 - itepekimab) is ongoing under the License and Collaboration Agreement as of December 31, 2025.
Once a product begins to be commercialized, and provided that the share of quarterly results under the agreement represents a profit, Sanofi is entitled to an additional portion of Regeneron’s profit-share (capped at 20% of Regeneron’s share of quarterly profits since April 1, 2022, and at 10% until March 31, 2022) until Regeneron has paid 50% of the cumulative development costs incurred by the parties in the collaboration (see Note D.21.1.).
On the later of (i) 24 months before the scheduled launch date or (ii) the first positive Phase 3 study results, Sanofi and Regeneron share the commercial expenses of the antibodies co-developed under the License and Collaboration Agreement.
Commercialization
Sanofi is the lead party with respect to the commercialization of all co-developed antibodies, and Regeneron has certain option rights to co-promote the antibodies. Regeneron has exercised its co-promotion rights in the US and in certain other countries.
Sanofi recognizes all sales of the antibodies. Profits and losses arising from commercial operations in the US are split 50/50.
Outside the US, Sanofi is entitled to between 55% and 65% of profits depending on sales of the antibodies, and bears 55% of any losses. The share of profits and losses due to or from Regeneron under the agreement is recognized within the line items Other operating income or Other operating expenses, which are components of Operating income.
In addition, Regeneron is entitled to receive payments contingent on the attainment of specified levels of aggregate sales on all antibodies outside the US, on a rolling twelve-month basis. The opposite entry for that liability is capitalized within Other intangible assets on the balance sheet. Two payments of $50 million each were made in 2022, following attainment first of
$2.0 billion and then of $2.5 billion in sales of all antibodies outside the US on a rolling twelve-month basis. The final milestone payment of $50 million, payable to Regeneron in the event that $3.0 billion in sales on a rolling twelve-month basis is attained, was made in 2023.
Amendments to the collaboration agreements
In January 2018, Sanofi and Regeneron signed a set of amendments to their collaboration agreements, including an amendment that allowed for the funding of additional programs on Dupixent and REGN3500 (SAR440340 – itepekimab) with an intended focus on extending the current range of indications, finding new indications, and improving co-morbidity between multiple pathologies.
Effective April 1, 2020, Sanofi and Regeneron signed a Cross License and Commercialization Agreement for Praluent, whereby
Sanofi obtained sole ex-US rights to Praluent, and Regeneron obtained sole US rights to Praluent along with a right to 5%
royalties on Sanofi’s sales of Praluent outside the US. Each party is solely responsible for funding the development, manufacturing and commercialization of Praluent in their respective territories. Although each party has sole responsibility for supplying Praluent in its respective territory, Sanofi and Regeneron are parties to agreements to support manufacturing needs for each other. These agreements were renewed with an effective date of April 2025 to maintain the supply of active ingredients from Regeneron to
Sanofi until March 2026, and the supply of finished goods from Sanofi to Regeneron until December 2028.
Effective September 30, 2021, Sanofi and Regeneron signed an amendment to their collaboration agreement in order to specify allocations of responsibilities and associated resources between the two parties in connection with the co-promotion of Dupixent in certain countries. The terms of the collaboration relating to REGN3500 (SAR440340 – itepekimab) are unchanged.
Effective July 1, 2022, Sanofi and Regeneron signed an amendment to their collaboration agreement in order to increase the additional portion of Regeneron’s quarterly profit-share attributable to Sanofi from 10% to 20% with retroactive impact as of
April 1, 2022.
Immuno-oncology (IO) collaboration agreements
On July 1, 2015, Sanofi and Regeneron signed two agreements – the IO Discovery and Development Agreement and the IO
License and Collaboration Agreement (IO LCA) – relating to new antibody cancer treatments in the field of immuno-oncology.
The Amended IO Discovery Agreement, effective from December 31, 2018, was terminated through a Letter Amendment dated
March 16, 2021 in which Sanofi formalized its opt-out from the BCMAxCD3 and MUC16xCD3 programs.
LIBTAYO (cemiplimab)
Under the 2015 IO LCA as amended in January 2018, Sanofi and Regeneron committed funding of no more than $1,640 million, split on a 50/50 basis ($820 million per company), for the development of REGN2810 (cemiplimab, trademark Libtayo), a PD-1 inhibitor antibody. The funding was raised to $1,840 million by way of amendment effective on September 30, 2021. Regeneron was responsible for the commercialization of Libtayo in the US, and Sanofi in all other territories. Sanofi has exercised its option to co-promote Libtayo in the United States. In 2021, Regeneron exercised its option to co-promote Libtayo in certain other countries.
In June 2022, Sanofi and Regeneron restructured their IO LCA. Under the terms of the Amended and Restated IO LCA,
Regeneron holds exclusive worldwide licensing rights to Libtayo with effect from July 1, 2022.
In July 2022, Sanofi received as consideration an upfront payment of $900 million (€856 million), which was recognized within
Other operating income on the date of receipt. The same line item also includes a regulatory milestone payment of $100 million
(€96 million) following the FDA approval in November 2022 of Libtayo in combination with chemotherapy as a first line treatment for NSCLC (non-small cell lung cancer). In addition, Sanofi is entitled to royalties of 11% and to milestone payments (€116 million in
2023, €111 million in 2022) linked to global net sales of Libtayo; those royalties are recognized within Other operating income in line with the pattern of sales. All of the cash inflows relating to the above items (€138 million in 2025, €117 million in 2024,
€196 million in 2023) are presented within Net cash provided by/(used in) operating activities in the consolidated statement of cash flows.
The amendment to the terms of the IO LCA resulted in Sanofi recognizing an accelerated amortization charge of €226 million in 2022; this was allocated to the Libtayo product rights included within the residual carrying amount of the intangible asset recognized in July 2015 to reflect rights to an antibody targeting the immune checkpoint receptor PD-1 (programmed cell death protein-1) under the Sanofi/Regeneron alliance.
The transaction also included time-limited transitional services agreements with Regeneron, including manufacturing, distribution (for which Sanofi acted as agent), and promotion. Those services were all ended in 2025.
C.2. Agreements on the commercialization of Beyfortus
(nirsevimab, previously MEDI8897) in the US
On March 1, 2017, Sanofi and AstraZeneca entered into an agreement to develop and commercialize a monoclonal antibody
(MEDI8897, nirsevimab) for the prevention of Respiratory Syncytial Virus (RSV) associated illness in newborns and infants.
Under the terms of the agreement, Sanofi made an upfront payment of €120 million in March 2017, a development milestone payment of €30 million in the third quarter of 2019, a regulatory milestone payment of €25 million associated with the approval of
Beyfortus (nirsevimab) by the EMA in Europe in November 2022, and a regulatory milestone payment of €65 million associated with the approval of Beyfortus (nirsevimab) by the US FDA in July 2023.
In addition, Sanofi could pay AstraZeneca up to €375 million if sales objectives are met. Those amounts are recognized as a component of the value of the intangible asset when payment becomes probable.
In 2024, two payments of €25 million and of €50 million were made to AstraZeneca further to contractual sales thresholds being met. In 2025, an additional payment of €100 million was made in relation to a contractual sales threshold achieved in the last quarter of 2024. No other sales milestone was achieved in 2025.
The agreement also specifies that AstraZeneca is responsible for development and manufacturing, and Sanofi for commercialization. Sanofi recognizes the sales and cost of sales (purchases of finished products from AstraZeneca) and shares the Alliance’s commercial profits (i) 50/50 in major territories and (ii) based on 25% of net revenues in other territories. The share of commercial profits and losses due to or from AstraZeneca is recognized as a component of operating income, within the line items Other operating income or Other operating expenses. In addition, Sanofi and AstraZeneca share development costs, with Sanofi’s portion recognized within the income statement line item Research and development expenses.
On April 9, 2023, Sanofi and AstraZeneca simplified their contractual agreements for the development and commercialization of
Beyfortus (nirsevimab) in the US. Sanofi thereby obtained control of all commercial rights to Beyfortus (nirsevimab) in the US, and ended the sharing of commercial profits between the two partners in that territory. In line with the terms of the revised agreements and in accordance with IAS 38, Sanofi recognized an intangible asset of €1.6 billion for the fair value of the additional
US rights. On the same date, AstraZeneca and Sobi ended their participation agreement, signed in 2018, which transferred the economic rights for the US territory to Sobi.
Sanofi simultaneously entered into an agreement with Sobi relating to direct royalties on US net sales of Beyfortus (nirsevimab). In line with the terms of that agreement, on April 9, 2023 Sanofi recognized a financial liability amounting to €1.6 billion. That liability is classified as a financial liability at amortized cost under IFRS 9. Other than royalty payments, subsequent movements in the liability comprise (i) the unwinding of discount and (ii) changes in estimates of future cash outflows for royalty payments. Those movements will be recognized in the income statement within Net financial income/(expenses) in accordance with paragraph
B.5.4.6 of IFRS 9.
As of December 31, 2025 the liability was remeasured by an amount of €(93) million (€291 million as of December 31, 2024 and
€541 million as of December 31, 2023; the remeasurement in 2023 reflected the strong success of the US launch of Beyfortus, which led to sales forecasts being revised upward from the initial estimate). The resulting adjustment was recognized within
Financial expenses.
For territories other than the US (except for China, which is now considered a “major market,” with profits/losses shared 50/50 with AstraZeneca), the existing agreement between AstraZeneca and Sanofi continues to govern the principal terms of the collaboration: Sanofi recognizes the sales and cost of sales and shares the Alliance’s commercial profits with AstraZeneca.
Beyfortus was approved in Europe in November 2022, in the US in July 2023, in China and Japan during the first quarter of 2024, and in a number of other countries in 2025.